MFRA NQM Depositor, llc ABS-15G

Exhibit 99.1

1500 S. Douglass Road - Suite 110B Anaheim, CA 92806 800.320.9490 ConsolidatedAnalytics.com

EXECUTIVE SUMMARY

Third Party Due Diligence Review

January 18th, 2021

MFA 2021-INV1

Overview

Consolidated Analytics, Inc. a third-party due diligence provider, performed the review described below on behalf of its client, MFA Financial, Inc. The review included a total of 1,423 business purpose, residential mortgage loans, in connection with the securitization identified as MFA 2021-INV1 (the “Securitization”). The review began on October 14, 2020, and concluded on December 7, 2020.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to assess conformity with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

(a)	Credit Documentation: A review of the documentation underlying the credit decision was performed to determine sufficiency for consideration in the Credit Review. The Credit Documentation review consisted of the following:

o	Loan Application: Complete loan application is present in the loan file for all borrowers/guarantors,

o	Credit Report: Credit Report in file for all borrowers and meets guideline seasoning requirements and contains OFAC clearance

o	Income Documentation / Lease Agreements: Confirmation of the presence of income documentation in the loan file when required by lender or Client specified underwriting guidelines. For rental properties where existing leases are required to be verified, verify their presence and sufficiency for purpose based on underwriting guideline standards.

o	Asset Documentation: Confirmation of presence of asset documentation requirements relative to loan type and guideline requirements for verification of closing funds and reserves.

o	Borrower/Guarantor Identification: Verify that the file contains a copy of a government issued identification verification for each borrower (i.e. driver’s license, state ID, passport)

o	Insurance Certificate: Verify that the loan file contains a copy of the hazard insurance certificate for the subject property and that flood insurance is also documented when required.

o	Property Valuation: Confirm the presence of a complete appraisal report and supporting secondary independent estimate of value

o	Commercial Borrower Organizing Documentation: Confirm the presence an Operating Agreement, Bylaws, related amendments and filings or other organizing and operating documentation relative to the commercial borrower entity.

1500 S. Douglass Road - Suite 110B Anaheim, CA 92806 800.320.9490 ConsolidatedAnalytics.com

o	Articles of Incorporation/Certificate of Formation: Confirm that each loan file contains a copy of the Articles of Incorporation establishing registration within the state of operation.

o	Certificate of Good Standing: Confirm that each borrowing entity is active in the state of registration by confirming the presence of a web print out or certification of good standing for the state is in the file.

o	Borrower Authority / Consent of Members: Confirm that the loan file contains evidence that the individual executing the loan agreements has been signing authority on behalf of the borrowing entity.

(b)	Legal Documentation: A review of the documentation required to secure the lender’s interest in the loan and the borrower(s)’ obligations thereunder was conducted with the purpose of validating their presence in the mortgage loan file and sufficiency of execution:

o	Note/Loan Agreement/Security Instrument/Extension: Verification of the presence of the note, loan agreement or security instrument as applicable and that the agreement is properly executed by all parties. Confirm that all applicable allonges or addenda to the note are evidenced in the loan file and duly executed by all responsible parties. If the subject loan has reached or is nearing maturity confirm that an extension agreement is present and duly executed by all required parties

o	Mortgage/Deed of Trust/Assignment of Rents: Verify that a mortgage or deed of trust is in file and is duly executed and notarized and that it contains all applicable riders including an assignment of rents.

o	Power of Attorney: If closing docs are executed by a POA confirm that the POA complies with all applicable underwriting and legal requirements including those for timing, form, authority and execution.

o	Personal Guaranty: Verify that the requisite individual ownership percentage of a commercial entity borrower as stipulated within Client or lender underwriting guidelines has provided a personal guaranty for the loan.

o	Affidavit of Commercial Purpose/Occupancy Certification: Verify that each file contains a borrower statement verifying that the loan is for commercial purpose and that the subject property will not be owner occupied.

o	Title Policy: Confirmation that the file contains evidence of title insurance and that the title is free from material defects that could affect lien position.

o	Deed for Conveyance of Title: Confirm that the applicable Grant or Warranty Deed is evidenced in the loan file and properly conveys interest in the subject property

o	Purchase Contract: If applicable, confirm the presence of a valid and executed Purchase and Sale Agreement along with any counter offers and modified terms of sale

o	Settlement Statement: As applicable based on loan type and origination date, confirm the presence of a final settlement statement in the mortgage loan file

(c)	Guidelines: The underwriting guidelines as specified by Client served as the criteria under which each loan qualification review took place. Qualification criteria includes:

o	Borrower/Guarantor Eligibility: Review each borrower to ensure that they meet eligibility requirements of underwriting guidelines

o	Assets: Validate that the mortgage loan file contains adequately qualified verification of assets to meet underwriting standards

o	Debt-Service Coverage Ratios “DSCR”: Calculate the debt-service coverage ratio to ensure it meets minimum guideline standards

1500 S. Douglass Road - Suite 110B Anaheim, CA 92806 800.320.9490 ConsolidatedAnalytics.com

o	Credit History: Review the borrower credit reports and any supplemental credit history documentation to verify whether the borrower met guideline requirements.

o	Credit Scores: Review each borrower/guarantor credit report to validate that the credit score used in qualification is accurate and whether it meets minimum loan qualification and underwriting standards as specified in the underwriting guidelines.

o	Occupancy: Confirm that the occupancy of the subject property used for qualification of the loan is accurate and compliant with guideline requirements. Confirm that the borrower has executed an affidavit of commercial/business purpose and that no other documentation that shows the subject property might be a primary residence.

o	Loan-to-Value Ratios: Recalculate the Loan-to-Value Ratio utilizing the Purchase Contract, Property Valuations and/or Loan Agreements to determine whether initial, as-is and as-repaired LTV and CLTV meet loan qualification and underwriting guideline standards based on the calculation methods set forth in underwriting guidelines.

o	Insurance: Confirm the adequacy of hazard insurance coverage and that premiums are included in PITI calculations. If required based on flood zone, confirm the presence and adequacy of flood insurance coverage and that premiums are included in PITI calculations.

o	Compensating Factors: Review and validate any compensating factors used in the qualification of the loan and in consideration of loan level underwriting guideline exceptions.

o	Letters of Explanation: Confirm the presence of Letters of Explanation (LOX) where required per underwriting guidelines and that each such LOX adequately addresses the eligibility scenario under question.

o	Exception Approvals: Confirm that any exceptions to underwriting guidelines and/or investor guideline overlays were fully documented, properly approved, and supported.

o	Misrepresentation / Fraud Review: Validate that an independent third-party fraud report was obtained for each guarantor when required by underwriting guidelines and that red flags on third party fraud reports have been reviewed.

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review the original appraisal and all additional property valuation documentation to determine whether source, format and type meet program and guideline eligibility requirements.

b.	Confirm that the property type is an eligible property type per program standards and underwriting guidelines.

c.	Confirm as applicable that and independent supplemental third-party valuation was received and is within allowable tolerance of the original qualifying value.

d.	Assess rental income schedules.

e.	Confirm that property standards conform to underwriting guidelines requirements.

f.	Determine whether the property is completely constructed and the appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.

g.	Review and determine whether the appraisal was performed on appropriate form and whether the appraiser indicated in the body of the conformity to USPAP standards.

h.	Review property for functional obsolescence.

i.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.

1500 S. Douglass Road - Suite 110B Anaheim, CA 92806 800.320.9490 ConsolidatedAnalytics.com

Consolidated Analytics applied a cascade methodology to determine if the original appraised value total was reasonably supported when compared to an independent third-party valuation product. For loans reviewed in a post-close valuation review (1,423 loans consisting of 2,259 individual properties), the origination value was based the following products:

Primary Valuation Product	Count
1004	1,660
1025	446
1073	86
1075	25
2055	31
AppraisalX Interior Inspection	3
ClearVal	5
Commercial Appraisal	3
Totals:	2,259

1,390 properties were supported by a second appraisal or appraisal desktop review provided by the originator in the origination loan file. 1,143 properties were supported by a Clear Capital CDA, 230 by a Pro Teck ARR, 16 by an Appraiser Desk Review on a lender’s custom form and 1 by a second full appraisal.

Properties where a desktop review was not obtained at the time of origination were subject to an AVM value estimate. For those properties where the AVM had a negative variance greater than 10% from the origination value were then subject to an Exterior Broker Price Opinion. In summary the final secondary property valuation by product is as follows:

Secondary Valuation Product	Count
Clear Capital AVM	356
Clear Capital CDA	1143
Clear Capital Exterior BPO	104
Collateral Analytics Value AVM	282
Consolidated Analytics Exterior BPO	96
House Canary Value AVM	1
Appraiser Desk Review (Lender Form)	16
Pro Teck ARR	230
Second Appraisal	1
SiteX Value	18
ValueSure	12
Totals:	2,259

Loan level Valuation Grades are based on the cumulative total of origination appraised values for an individual loan compared to the cumulative total of the secondary valuation products. Loans where the cumulative secondary valuation had a negative variance greater than 10% of the origination appraised value total were provided a Valuation Grade of “C”.

Of the 1,423 loans reviewed 1,096 are single property loans, 145 are 2 property loans, 65 are 3 property loans, 48 are 4 property loans, 23 are 5 property loans, 18 are 6 property loans, 7 are 7 property loans, 6 are 8 property loans, 7 are 9 property loans, 2 are 10 property loans, 3 are 11 property loans, 2 are 12 property loans and 1 loan contained 26 properties.

1500 S. Douglass Road - Suite 110B Anaheim, CA 92806 800.320.9490 ConsolidatedAnalytics.com

Summary of Results

Final Loan Grades

Overall Grades

Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance

A	1188	83.49%	$ 184,499,385.44
B	208	14.62%	$ 33,243,765.00
C	27	1.90%	$ 6,691,389.00
D	0	0.00%	$ —

Credit Grades

Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance

A	1349	94.80%	$ 217,864,845.44
B	74	5.20%	$ 6,569,694.00
C	0	0.00%	$ —
D	0	0.00%	$ —

Valuation Grades

Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance

A	1259	88.48%	$ 190,662,529.44
B	137	9.63%	$ 27,080,621.00
C	27	1.90%	$ 6,691,389.00
D	0	0.00%	$ —

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Credit Grade of “B” and a Property Grade of “A” would receive an overall Loan Grade of “B”).

1500 S. Douglass Road - Suite 110B Anaheim, CA 92806 800.320.9490 ConsolidatedAnalytics.com

CATEGORY	GRADE	FINDING DESCRIPTION	COUNT
CREDIT	B	AGE OF ASSETS	2
		AGE OF CREDIT REPORT	3
		APPRAISAL DATA ERROR	1
		APPROVED LENDER EXCEPTION (NO CREDIT SCORE)	1
		GIFT LETTER EXCEPTION	1
		HAZARD INSUARNCE PROPERTY ADDRESS ERROR	1
		HAZARD INSURANCE FORM (NOT BROAD FORM POLICY)	2
		INSURANCE COVERAGE	1
		LENDER EXCEPTION (AGE OF APPRAISAL)	1
		LENDER EXCEPTION (DSCR MINIMUM)	1
		LENDER EXCEPTION (LTV LIMITS)	30
		LENDER EXCEPTION (MINIMUM LOAN AMOUNT)	27
		MINIMUM DSCR REQUIREMENTS	3
		MINIMUM PROPERTY VALUE	1
		MISSING ASSETS	2
		MISSING CONSENT OF MEMBERS	4
		MISSING CREDIT REPORT	1
		MISSING LOAN APPLICATION	1
		NON-ARM'S-LENGTH TRANSACTION	1
		PROPERTY LISTED FOR SALE	2

		TOTAL CREDIT GRADE B FINDINGS:	86
		TOTAL CREDIT FINDINGS:	86

PROPERTY	B	SECONDARY VALUATION (TYPE AVM) < 90% OF ORIGINATION VALUE	170
	C	LOAN LEVEL SECONDARY VALUATION AGGREGATE TOTAL < 90% OF LOAN LEVEL ORIGINATION VALUE TOTALS	17
		SECONDARY VALUATION (TYPE AVM) < 90% OF ORIGINATION VALUE	30

		TOTAL PROPERTY GRADE B FINDINGS:	170
		TOTAL PROPERTY GRADE C FINDINGS:	47
		TOTAL PROPERTY FINDINGS:	217